Stockholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity

16.    Stockholders’ Equity

Dividends

Under the Japanese Corporate Law (the “Law”), the amount available for dividends is based on retained earnings as recorded on the books of the Company maintained in conformity with Japanese GAAP. At March 31, 2012, retained earnings available for dividends determined in accordance with Japanese GAAP recorded on the Company’s books of account were ¥91,294 million ($1,110,768 thousand).

The Law provides that an amount equal to at least 10% of the aggregate amount of cash dividends of retained earnings associated with cash outlays shall be appropriated as a legal reserve until such reserve and additional paid-in-capital equals 25% of common stock.

Treasury Stock Transactions

The following table summarizes treasury stock activities for the years ended March 31, 2011 and 2012:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2010	10,039,336	¥23,187
Acquisition through purchase of odd-lot shares	3,716	6
Sell upon request for purchase of odd-lot shares	(3,222)	(7)
Issuance in stock exchanges	(2,735,853)	(6,319)
Repurchase of shares from shareholders dissenting to the share exchange	55,000	95
Acquisition through purchase off odd-lot shares	52	0

Balance at March 31, 2011	7,359,029	¥16,962
Acquisition through purchase of odd-lot shares	13,139	29
Sell upon request for purchase of odd-lot shares	(987)	(2)
Issuance in stock exchanges	(2,491,373)	(5,743)
Acquisition through purchase off odd-lot shares	40	0

Balance at March 31, 2012	4,879,848	¥11,246

Change in Treasury stock
Thousands of U.S. Dollars
Balance at March 31, 2011	$206,373
Acquisition through purchase of odd-lot shares	353
Sell upon request for purchase of odd-lot shares	(24)
Issuance in stock exchanges	(69,873)
Acquisition through purchase off odd-lot shares	0

Balance at March 31, 2012	$136,829